Accounts Receivable, Net (Tables)	12 Months Ended
Apr. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	April 30, 2024	April 30, 2025
	JPY	JPY	USD
Accounts receivable	38,979,600	9,139,641	64,079
Less: Allowance for expected credit loss	-	-	-
Add: Consumption tax receivable	1,732,329	-	-
Accounts receivable, net	40,711,929	9,139,641	64,079